Note 12 - Share-based payments - Inputs for Measurement of Grant Date Fair Values and Share Units Granted (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Risk free rate	1.52%	0.93%
Fair value (USD) | $	$ 12.06	$ 15.88
Share price (USD) (in dollars per share) | $ / shares	$ 11.71	$ 15.88
Volatility	1.20%	1.00%
RSU dividends reinvested	1,066	386
Awards paid out/ expired	0	0
Total awards outstanding	18,651	17,971
Restricted stock units (RSUs) [member] | January 11, 2019 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | March 23, 2019 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | June 8, 2019 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | January 11, 2020 [member]
Statement Line Items [Line Items]
Grants	17,585	17,585
Restricted stock units (RSUs) [member] | March 31, 2020 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | June 1, 2020 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | September 9, 2020 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | September 14, 2020 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | October 5, 2020 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | January 11, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | April 1, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | May 14, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | June 1, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | June 14, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | August 13, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | September 1, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | September 6, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | September 20, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | October 1, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | October 11, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | November 12, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0
Restricted stock units (RSUs) [member] | December 1, 2021 [member]
Statement Line Items [Line Items]
Grants	0	0
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Risk free rate	1.52%	0.93%
Fair value (USD) | $	$ 11.63	$ 15.51
Share price (USD) (in dollars per share) | $ / shares	$ 11.71	$ 15.88
Volatility	1.06%	1.06%
RSU dividends reinvested	0	0
Awards paid out/ expired	(30,600)	0
Total awards outstanding	343,379	279,889
Performance share units (PSUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Performance multiplier percentage	93.00%	93.00%
Performance share units (PSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Performance multiplier percentage	100.00%	100.00%
Performance share units (PSUs) [member] | January 11, 2019 [member]
Statement Line Items [Line Items]
Grants	95,740	95,740
Performance share units (PSUs) [member] | March 23, 2019 [member]
Statement Line Items [Line Items]
Grants	28,287	28,287
Performance share units (PSUs) [member] | June 8, 2019 [member]
Statement Line Items [Line Items]
Grants	14,672	14,672
Performance share units (PSUs) [member] | January 11, 2020 [member]
Statement Line Items [Line Items]
Grants	114,668	114,668
Performance share units (PSUs) [member] | March 31, 2020 [member]
Statement Line Items [Line Items]
Grants	1,971	1,971
Performance share units (PSUs) [member] | June 1, 2020 [member]
Statement Line Items [Line Items]
Grants	1,740	1,740
Performance share units (PSUs) [member] | September 9, 2020 [member]
Statement Line Items [Line Items]
Grants	1,611	1,611
Performance share units (PSUs) [member] | September 14, 2020 [member]
Statement Line Items [Line Items]
Grants	20,686	20,686
Performance share units (PSUs) [member] | October 5, 2020 [member]
Statement Line Items [Line Items]
Grants	514	514
Performance share units (PSUs) [member] | January 11, 2021 [member]
Statement Line Items [Line Items]
Grants	78,875	0
Performance share units (PSUs) [member] | April 1, 2021 [member]
Statement Line Items [Line Items]
Grants	770	0
Performance share units (PSUs) [member] | May 14, 2021 [member]
Statement Line Items [Line Items]
Grants	2,389	0
Performance share units (PSUs) [member] | June 1, 2021 [member]
Statement Line Items [Line Items]
Grants	1,692	0
Performance share units (PSUs) [member] | June 14, 2021 [member]
Statement Line Items [Line Items]
Grants	507	0
Performance share units (PSUs) [member] | August 13, 2021 [member]
Statement Line Items [Line Items]
Grants	2,283	0
Performance share units (PSUs) [member] | September 1, 2021 [member]
Statement Line Items [Line Items]
Grants	553	0
Performance share units (PSUs) [member] | September 6, 2021 [member]
Statement Line Items [Line Items]
Grants	531	0
Performance share units (PSUs) [member] | September 20, 2021 [member]
Statement Line Items [Line Items]
Grants	526	0
Performance share units (PSUs) [member] | October 1, 2021 [member]
Statement Line Items [Line Items]
Grants	2,530	0
Performance share units (PSUs) [member] | October 11, 2021 [member]
Statement Line Items [Line Items]
Grants	500	0
Performance share units (PSUs) [member] | November 12, 2021 [member]
Statement Line Items [Line Items]
Grants	1,998	0
Performance share units (PSUs) [member] | December 1, 2021 [member]
Statement Line Items [Line Items]
Grants	936	0